JPMorgan High Yield Research Enhanced ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2022.

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 96.0%
Aerospace & Defense — 3.2%
Bombardier, Inc. (Canada)
7.13%, 6/15/2026 (a)	855,000	840,029
7.88%, 4/15/2027 (a)	1,186,000	1,166,716
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	327,000	291,030
Howmet Aerospace, Inc.
6.88%, 5/1/2025	313,000	319,749
5.90%, 2/1/2027	500,000	495,000
5.95%, 2/1/2037	783,000	740,046
Moog, Inc. 4.25%, 12/15/2027 (a)	207,000	185,783
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	800,000	761,152
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	849,000	839,873
4.60%, 6/15/2028	232,000	179,892
9.38%, 11/30/2029 (a)	524,000	551,510
TransDigm, Inc.
6.25%, 3/15/2026 (a)	2,900,000	2,885,906
5.50%, 11/15/2027	1,517,000	1,429,772
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	317,000	324,133
6.25%, 9/15/2024 (a)	136,000	129,200
7.75%, 8/15/2025	326,000	279,545
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a)	1,588,000	786,060
9.00%, 11/15/2026 (a)	1,791,000	1,137,285
		13,342,681
Airlines — 1.9%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	496,000	453,841
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	198,000	192,880
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,878,009	1,821,327
5.75%, 4/20/2029 (a)	1,822,009	1,696,198
Delta Air Lines, Inc.
7.38%, 1/15/2026	396,000	409,100
3.75%, 10/28/2029	517,000	442,660
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	437,111	414,268
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a)	231,850	234,447
United Airlines, Inc.
4.38%, 4/15/2026 (a)	1,416,000	1,318,332
4.63%, 4/15/2029 (a)	1,043,000	928,496
		7,911,549
Auto Components — 2.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	350,000	326,693
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	576,000	544,459
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	728,000	684,320
Clarios Global LP
6.25%, 5/15/2026 (a)	508,000	503,240
8.50%, 5/15/2027 (a)	916,000	896,404

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Auto Components — continued
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	192,000	200,855
5.63%, 11/15/2026 (a)	205,000	85,712
Dana, Inc. 5.38%, 11/15/2027	863,000	790,784
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	313,000	208,291
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	259,000	248,876
4.88%, 3/15/2027	1,390,000	1,300,109
5.25%, 4/30/2031	575,000	491,625
Icahn Enterprises LP
6.25%, 5/15/2026	984,000	971,277
5.25%, 5/15/2027	1,015,000	934,805
IHO Verwaltungs GmbH (Germany) 6.38% (Cash), 5/15/2029 (a) (b)	600,000	510,000
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	223,000	215,487
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	232,000	160,080
ZF North America Capital, Inc. (Germany) 4.75%, 4/29/2025 (a)	500,000	483,220
		9,556,237
Automobiles — 0.1%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	256,000	224,567
Banks — 0.6%
Intesa Sanpaolo SpA (Italy) 5.71%, 1/15/2026 (a)	1,600,000	1,545,836
UniCredit SpA (Italy) (USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	1,225,000	1,066,682
		2,612,518
Beverages — 0.1%
Primo Water Holdings, Inc. (Canada) 4.38%, 4/30/2029 (a)	296,000	255,792
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	324,000	252,164
		507,956
Biotechnology — 0.0% ^
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	188,000	84,600
Building Products — 1.3%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	473,000	455,192
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	1,056,000	936,729
Griffon Corp. 5.75%, 3/1/2028	416,000	386,942
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	300,000	275,989
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	472,000	369,732
Masonite International Corp. 5.38%, 2/1/2028 (a)	405,000	366,989
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	254,000	208,280
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	230,000	193,724
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,761,000	1,596,021
Summit Materials LLC 5.25%, 1/15/2029 (a)	475,000	438,496
		5,228,094
Capital Markets — 0.8%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	718,000	419,656
3.63%, 10/1/2031 (a)	201,000	108,540

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	400,000	404,800
LPL Holdings, Inc. 4.63%, 11/15/2027 (a)	652,000	602,324
MSCI, Inc.
4.00%, 11/15/2029 (a)	1,733,000	1,530,291
3.88%, 2/15/2031 (a)	497,000	431,784
		3,497,395
Chemicals — 2.7%
Ashland LLC 3.38%, 9/1/2031 (a)	254,000	203,421
Avient Corp.
5.75%, 5/15/2025 (a)	228,000	222,295
7.13%, 8/1/2030 (a)	687,000	670,718
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	675,000	618,885
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,229,000	1,079,388
Consolidated Energy Finance SA (Switzerland) 5.63%, 10/15/2028 (a)	200,000	174,750
CVR Partners LP 6.13%, 6/15/2028 (a)	388,000	350,337
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	600,000	512,796
Gates Global LLC 6.25%, 1/15/2026 (a)	223,000	215,019
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	300,000	266,724
Ingevity Corp. 3.88%, 11/1/2028 (a)	391,000	333,327
Koppers, Inc. 6.00%, 2/15/2025 (a)	165,000	153,656
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	441,000	411,859
Methanex Corp. (Canada) 5.25%, 12/15/2029	679,000	606,442
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	134,000	114,738
Olin Corp.
5.13%, 9/15/2027	223,000	209,063
5.63%, 8/1/2029	300,000	282,390
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (a)	450,000	364,594
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	360,000	327,614
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	411,000	366,817
6.63%, 5/1/2029 (a)	186,000	155,310
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	263,000	215,003
4.38%, 2/1/2032	324,000	249,247
SK Invictus Intermediate II Sarl (Luxembourg) 5.00%, 10/30/2029 (a)	268,000	214,400
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	413,000	330,916
5.13%, 4/1/2029 (a)	285,000	181,331
Tronox, Inc. 4.63%, 3/15/2029 (a)	743,000	598,256
Valvoline, Inc. 4.25%, 2/15/2030 (a)	323,000	313,927
Venator Finance SARL
9.50%, 7/1/2025 (a)	134,000	98,155
5.75%, 7/15/2025 (a)	158,000	54,510
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	548,000	490,981
5.63%, 8/15/2029 (a)	914,000	753,538
		11,140,407

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — 2.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	230,000	192,144
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	1,426,000	1,354,700
9.75%, 7/15/2027 (a)	398,000	359,155
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	330,000	274,270
Aramark Services, Inc.
6.38%, 5/1/2025 (a)	564,000	562,883
5.00%, 2/1/2028 (a)	693,000	648,073
Brink's Co. (The) 4.63%, 10/15/2027 (a)	458,000	421,124
CoreCivic, Inc. 8.25%, 4/15/2026	441,000	450,503
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	313,000	264,485
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	235,000	211,051
9.50%, 11/1/2027 (a)	566,000	523,603
GEO Group, Inc. (The) 10.50%, 6/30/2028	268,000	271,457
GFL Environmental, Inc. (Canada)
5.13%, 12/15/2026 (a)	780,000	751,109
4.75%, 6/15/2029 (a)	1,145,000	1,002,826
Harsco Corp. 5.75%, 7/31/2027 (a)	190,000	153,425
Interface, Inc. 5.50%, 12/1/2028 (a)	188,000	151,765
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	60,000	58,333
Madison IAQ LLC
4.13%, 6/30/2028 (a)	184,000	159,122
5.88%, 6/30/2029 (a)	684,000	505,975
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	1,915,000	1,895,850
6.25%, 1/15/2028 (a)	573,000	532,890
Stericycle, Inc. 3.88%, 1/15/2029 (a)	386,000	335,820
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	188,000	173,503
		11,254,066
Communications Equipment — 1.0%
Ciena Corp. 4.00%, 1/31/2030 (a)	190,000	159,362
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	506,000	474,198
5.00%, 3/15/2027 (a)	263,000	200,622
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,497,000	1,448,288
8.25%, 3/1/2027 (a)	1,244,000	1,067,856
Nokia OYJ (Finland)
4.38%, 6/12/2027	190,000	179,550
6.63%, 5/15/2039	162,000	153,612
Viasat, Inc.
5.63%, 4/15/2027 (a)	232,000	213,215
6.50%, 7/15/2028 (a)	362,000	278,468
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	136,000	112,200
		4,287,371

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — 0.3%
AECOM 5.13%, 3/15/2027	418,000	406,664
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	254,000	218,145
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	330,000	255,750
Pike Corp. 5.50%, 9/1/2028 (a)	431,000	385,030
Weekley Homes LLC 4.88%, 9/15/2028 (a)	175,000	141,834
		1,407,423
Consumer Finance — 5.2%
Ally Financial, Inc. 5.75%, 11/20/2025	396,000	390,720
Credit Acceptance Corp. 6.63%, 3/15/2026	232,000	219,240
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	381,000	156,210
Enova International, Inc. 8.50%, 9/15/2025 (a)	209,000	192,280
FirstCash, Inc. 5.63%, 1/1/2030 (a)	314,000	285,627
Ford Motor Credit Co. LLC
5.13%, 6/16/2025	3,950,000	3,824,832
4.13%, 8/17/2027	7,700,000	7,025,249
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (Cash), 9/15/2024 (a) (b)	1,798,557	1,473,841
Navient Corp.
7.25%, 9/25/2023	210,000	210,018
5.88%, 10/25/2024	1,056,000	1,025,997
5.00%, 3/15/2027	536,000	468,324
OneMain Finance Corp.
6.13%, 3/15/2024	1,737,000	1,694,096
7.13%, 3/15/2026	3,258,000	3,156,334
3.88%, 9/15/2028	550,000	436,370
SLM Corp. 4.20%, 10/29/2025	303,000	278,003
VistaJet Malta Finance plc (Switzerland) 6.38%, 2/1/2030 (a)	790,000	647,800
		21,484,941
Containers & Packaging — 2.6%
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	350,000	295,149
4.00%, 9/1/2029 (a)	550,000	440,000
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	800,000	704,000
5.25%, 8/15/2027 (a)	500,000	378,150
Ball Corp.
4.88%, 3/15/2026	881,000	854,570
3.13%, 9/15/2031	1,266,000	1,005,836
Berry Global, Inc. 5.63%, 7/15/2027 (a)	272,000	266,560
Crown Americas LLC
4.75%, 2/1/2026	382,000	369,933
5.25%, 4/1/2030 (a)	247,000	228,475
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	394,000	367,149
3.50%, 3/15/2028 (a)	1,008,000	876,281
LABL, Inc.
6.75%, 7/15/2026 (a)	528,000	504,240
10.50%, 7/15/2027 (a)	404,000	371,680

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	835,000	823,578
7.25%, 4/15/2025 (a)	605,000	552,062
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	675,000	649,369
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	745,000	654,762
Pactiv LLC 7.95%, 12/15/2025	140,000	131,129
Sealed Air Corp.
5.50%, 9/15/2025 (a)	212,000	210,295
6.88%, 7/15/2033 (a)	423,000	414,397
Silgan Holdings, Inc. 4.13%, 2/1/2028	221,000	207,508
TriMas Corp. 4.13%, 4/15/2029 (a)	190,000	161,975
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (d)	600,000	563,802
		11,030,900
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	488,000	441,645
Diversified Consumer Services — 0.3%
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	232,000	191,052
Service Corp. International
5.13%, 6/1/2029	599,000	567,364
3.38%, 8/15/2030	396,000	329,670
		1,088,086
Diversified Financial Services — 0.4%
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a)	374,000	298,740
5.75%, 11/1/2028 (a)	374,000	262,735
Oxford Finance LLC 6.38%, 2/1/2027 (a)	231,000	215,407
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	458,000	456,855
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	307,000	307,071
		1,540,808
Diversified Telecommunication Services — 5.9%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	750,000	592,500
Altice France SA (France) 5.50%, 1/15/2028 (a)	2,550,000	2,125,195
CCO Holdings LLC
5.13%, 5/1/2027 (a)	926,000	876,450
5.38%, 6/1/2029 (a)	3,662,000	3,323,155
4.75%, 3/1/2030 (a)	4,903,000	4,215,222
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	324,000	266,587
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	788,000	749,798
5.00%, 5/1/2028 (a)	508,000	452,120
6.75%, 5/1/2029 (a)	779,000	654,461
8.75%, 5/15/2030 (a)	324,000	335,178
Iliad Holding SASU (France) 6.50%, 10/15/2026 (a)	550,000	523,185
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	1,298,000	1,194,160
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	1,060,000	893,050

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.25%, 7/1/2028 (a)	603,000	472,143
Lumen Technologies, Inc.
4.00%, 2/15/2027 (a)	1,432,000	1,220,780
5.38%, 6/15/2029 (a)	461,000	325,581
Qwest Corp. 7.25%, 9/15/2025	140,000	139,300
Sprint Capital Corp.
6.88%, 11/15/2028	1,546,000	1,638,157
8.75%, 3/15/2032	871,000	1,041,411
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	600,000	492,750
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	926,000	896,831
Telesat Canada (Canada) 5.63%, 12/6/2026 (a)	313,000	147,622
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	1,400,000	1,293,404
Windstream Escrow LLC 7.75%, 8/15/2028 (a)	423,000	370,125
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)	421,000	301,550
6.13%, 3/1/2028 (a)	323,000	175,227
		24,715,942
Electric Utilities — 1.9%
FirstEnergy Corp.
2.65%, 3/1/2030	1,361,000	1,125,220
Series C, 5.35%, 7/15/2047 (d)	213,000	187,679
NextEra Energy Operating Partners LP 4.50%, 9/15/2027 (a)	846,000	796,298
NRG Energy, Inc.
5.75%, 1/15/2028	313,000	299,698
5.25%, 6/15/2029 (a)	1,444,000	1,330,870
3.63%, 2/15/2031 (a)	505,000	403,823
PG&E Corp. 5.25%, 7/1/2030	1,060,000	959,814
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	184,000	172,174
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	2,322,000	2,246,426
4.38%, 5/1/2029 (a)	416,000	372,182
		7,894,184
Electrical Equipment — 0.2%
Atkore, Inc. 4.25%, 6/1/2031 (a)	184,000	155,020
Sensata Technologies BV 5.00%, 10/1/2025 (a)	480,000	469,032
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	357,000	307,020
		931,072
Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp. 5.00%, 12/15/2029 (a)	494,000	435,955
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	1,687,000	1,494,016
		1,929,971
Energy Equipment & Services — 1.0%
Archrock Partners LP
6.88%, 4/1/2027 (a)	512,000	495,360
6.25%, 4/1/2028 (a)	133,000	123,358
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	236,000	226,855

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
Nabors Industries, Inc.
5.75%, 2/1/2025	499,000	479,040
7.38%, 5/15/2027 (a)	539,000	524,177
Oceaneering International, Inc. 4.65%, 11/15/2024	225,000	218,050
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	285,000	252,983
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	245,000	239,889
6.88%, 1/15/2029 (a)	164,000	154,955
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	278,997	271,768
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	236,880	229,774
Transocean, Inc. 11.50%, 1/30/2027 (a)	189,000	191,356
USA Compression Partners LP 6.88%, 4/1/2026	415,000	397,362
Weatherford International Ltd. 6.50%, 9/15/2028 (a)	161,000	154,963
		3,959,890
Entertainment — 1.5%
Banijay Entertainment SASU (France) 5.38%, 3/1/2025 (a)	250,000	237,012
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	243,000	247,866
5.25%, 7/15/2028 (a)	474,000	378,607
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	296,000	192,400
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	372,000	366,186
6.50%, 5/15/2027 (a)	770,000	771,458
4.75%, 10/15/2027 (a)	232,000	209,378
Netflix, Inc. 5.88%, 11/15/2028	2,915,000	2,944,762
ROBLOX Corp. 3.88%, 5/1/2030 (a)	282,000	230,755
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	433,000	375,268
3.00%, 2/15/2031 (a)	231,000	191,454
		6,145,146
Equity Real Estate Investment Trusts (REITs) — 2.8%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	509,000	489,317
Global Net Lease, Inc. 3.75%, 12/15/2027 (a)	134,000	110,860
HAT Holdings I LLC
3.38%, 6/15/2026 (a)	423,000	367,930
3.75%, 9/15/2030 (a)	232,000	165,847
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	811,000	762,575
5.00%, 7/15/2028 (a)	1,381,000	1,255,861
4.88%, 9/15/2029 (a)	1,661,000	1,460,471
iStar, Inc. 4.75%, 10/1/2024	541,000	532,266
MPT Operating Partnership LP 4.63%, 8/1/2029	1,633,000	1,284,322
Park Intermediate Holdings LLC 5.88%, 10/1/2028 (a)	1,792,000	1,659,517
RHP Hotel Properties LP 4.75%, 10/15/2027	986,000	900,659
SBA Communications Corp.
3.88%, 2/15/2027	416,000	384,069
3.13%, 2/1/2029	518,000	432,456

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Service Properties Trust 7.50%, 9/15/2025	416,000	402,480
Uniti Group LP
7.88%, 2/15/2025 (a)	905,000	908,804
6.50%, 2/15/2029 (a)	687,000	503,227
		11,620,661
Food & Staples Retailing — 1.0%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	784,000	725,271
5.88%, 2/15/2028 (a)	695,000	664,573
4.88%, 2/15/2030 (a)	539,000	480,917
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	1,068,000	1,030,620
Rite Aid Corp. 8.00%, 11/15/2026 (a)	713,000	443,621
US Foods, Inc.
6.25%, 4/15/2025 (a)	432,000	436,035
4.75%, 2/15/2029 (a)	598,000	532,890
		4,313,927
Food Products — 1.0%
B&G Foods, Inc. 5.25%, 9/15/2027	441,000	354,740
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	188,000	181,956
6.00%, 6/15/2030 (a)	338,000	329,614
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	962,000	906,791
Post Holdings, Inc. 5.50%, 12/15/2029 (a)	2,485,000	2,282,386
		4,055,487
Gas Utilities — 0.4%
AmeriGas Partners LP 5.88%, 8/20/2026	1,374,000	1,308,735
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	323,000	276,212
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	294,000	251,061
		1,836,008
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	890,000	818,800
Hologic, Inc. 3.25%, 2/15/2029 (a)	508,000	446,334
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,727,000	1,484,806
5.25%, 10/1/2029 (a)	957,000	779,955
Teleflex, Inc. 4.25%, 6/1/2028 (a)	327,000	303,619
		3,833,514
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	328,000	308,377
AdaptHealth LLC 6.13%, 8/1/2028 (a)	416,000	381,213
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	692,000	638,640
5.63%, 3/15/2027 (a)	2,068,000	1,755,298
6.00%, 1/15/2029 (a)	416,000	347,085
6.88%, 4/15/2029 (a)	1,115,000	596,525

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
DaVita, Inc.
4.63%, 6/1/2030 (a)	1,256,000	1,016,707
3.75%, 2/15/2031 (a)	388,000	285,180
Encompass Health Corp.
4.50%, 2/1/2028	525,000	472,109
4.75%, 2/1/2030	416,000	369,200
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	229,000	66,410
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	230,000	173,093
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	169,000	148,061
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	399,000	330,754
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	825,000	757,003
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	528,000	469,218
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	131,000	110,539
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	228,000	136,913
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	554,000	445,992
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	275,000	230,267
Select Medical Corp. 6.25%, 8/15/2026 (a)	327,000	316,490
Surgery Center Holdings, Inc. 6.75%, 7/1/2025 (a)	282,000	276,042
Tenet Healthcare Corp.
6.25%, 2/1/2027 (a)	1,018,000	975,193
5.13%, 11/1/2027 (a)	3,556,000	3,347,583
4.63%, 6/15/2028 (a)	967,000	865,484
6.13%, 10/1/2028 (a)	413,000	364,473
6.88%, 11/15/2031	405,000	354,375
		15,538,224
Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 10/15/2026 (a)	800,000	770,000
Hotels, Restaurants & Leisure — 9.9%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,497,000	1,336,054
4.38%, 1/15/2028 (a)	1,001,000	910,800
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	190,000	164,071
Boyd Gaming Corp. 4.75%, 12/1/2027	776,000	721,680
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	279,000	248,288
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	508,000	502,058
8.13%, 7/1/2027 (a)	1,408,000	1,413,350
4.63%, 10/15/2029 (a)	830,000	695,125
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	407,000	402,057
Carnival Corp.
7.63%, 3/1/2026 (a)	2,067,000	1,741,447
5.75%, 3/1/2027 (a)	1,170,000	869,994
9.88%, 8/1/2027 (a)	2,311,000	2,255,709
4.00%, 8/1/2028 (a)	508,000	422,910
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	136,000	125,899
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	471,000	436,914

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Cedar Fair LP
5.50%, 5/1/2025 (a)	605,000	603,076
5.25%, 7/15/2029	410,000	358,167
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	313,000	297,677
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	136,000	117,821
Fertitta Entertainment LLC 4.63%, 1/15/2029 (a)	303,000	267,519
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	1,428,000	1,321,471
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	416,000	360,227
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,013,000	974,374
International Game Technology plc
6.50%, 2/15/2025 (a)	631,000	634,245
5.25%, 1/15/2029 (a)	600,000	565,038
IRB Holding Corp. 7.00%, 6/15/2025 (a)	409,000	410,104
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	202,000	181,800
Las Vegas Sands Corp. 2.90%, 6/25/2025	1,012,000	934,458
Life Time, Inc.
5.75%, 1/15/2026 (a)	307,000	295,202
8.00%, 4/15/2026 (a)	190,000	171,579
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025 (a)	161,000	159,020
4.75%, 1/15/2028	348,000	305,276
Melco Resorts Finance Ltd. (Hong Kong)
4.88%, 6/6/2025 (a)	500,000	432,500
5.75%, 7/21/2028 (a)	750,000	611,250
MGM China Holdings Ltd. (Macau) 5.88%, 5/15/2026 (a)	800,000	734,000
MGM Resorts International
5.75%, 6/15/2025	736,000	718,744
4.63%, 9/1/2026	736,000	679,002
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	314,000	271,142
NCL Corp. Ltd.
3.63%, 12/15/2024 (a)	223,000	194,590
5.88%, 3/15/2026 (a)	754,000	618,492
5.88%, 2/15/2027 (a)	296,000	263,538
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	232,000	193,823
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	376,000	306,440
Premier Entertainment Sub LLC 5.63%, 9/1/2029 (a)	423,000	338,400
Resorts World Las Vegas LLC 4.63%, 4/16/2029 (a)	300,000	204,000
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	1,330,000	1,426,425
5.50%, 8/31/2026 (a)	2,354,000	2,042,095
11.63%, 8/15/2027 (a)	396,000	406,890
Sands China Ltd. (Macau)
5.63%, 8/8/2025 (d)	1,000,000	955,000
5.90%, 8/8/2028 (d)	1,000,000	922,500
Scientific Games International, Inc.
8.63%, 7/1/2025 (a)	416,000	429,000
7.25%, 11/15/2029 (a)	575,000	563,145
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	416,000	375,623

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	405,000	406,003
Station Casinos LLC 4.50%, 2/15/2028 (a)	494,000	435,723
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	307,000	300,813
6.00%, 4/1/2027 (d)	511,000	479,145
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	235,000	234,756
Viking Cruises Ltd. 5.88%, 9/15/2027 (a)	515,000	431,956
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	592,000	510,233
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	214,000	191,372
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	1,120,000	1,075,122
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	1,300,000	1,079,000
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	659,000	572,742
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	2,338,000	2,139,270
6.88%, 11/15/2037	413,000	407,187
		41,153,331
Household Durables — 1.2%
Beazer Homes USA, Inc. 5.88%, 10/15/2027	282,000	246,468
Brookfield Residential Properties, Inc. (Canada) 6.25%, 9/15/2027 (a)	416,000	370,232
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	273,000	241,946
Century Communities, Inc. 3.88%, 8/15/2029 (a)	324,000	261,468
KB Home 4.80%, 11/15/2029	402,000	347,730
M/I Homes, Inc. 4.95%, 2/1/2028	232,000	201,834
Mattamy Group Corp. (Canada) 5.25%, 12/15/2027 (a)	313,000	280,886
Meritage Homes Corp. 5.13%, 6/6/2027	326,000	308,070
Newell Brands, Inc.
4.45%, 4/1/2026 (d)	1,187,000	1,119,768
5.75%, 4/1/2046 (d)	330,000	254,100
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	554,000	530,060
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	600,000	497,444
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	323,000	291,391
		4,951,397
Household Products — 0.3%
Central Garden & Pet Co.
5.13%, 2/1/2028	232,000	213,140
4.13%, 10/15/2030	175,000	145,688
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	596,000	519,676
Spectrum Brands, Inc. 5.50%, 7/15/2030 (a)	622,000	532,668
		1,411,172
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp.
4.50%, 2/15/2028 (a)	1,231,000	1,126,061
5.13%, 3/15/2028 (a)	423,000	378,860

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	245,000	226,322
3.75%, 2/15/2031 (a)	423,000	358,362
		2,089,605
Insurance — 0.9%
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	323,000	290,700
6.75%, 10/15/2027 (a)	603,000	555,420
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	314,000	271,338
HUB International Ltd.
7.00%, 5/1/2026 (a)	603,000	597,006
5.63%, 12/1/2029 (a)	161,000	140,976
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	659,000	386,148
NFP Corp.
4.88%, 8/15/2028 (a)	390,000	337,908
6.88%, 8/15/2028 (a)	752,000	636,064
Ryan Specialty Group LLC 4.38%, 2/1/2030 (a)	164,000	140,220
USI, Inc. 6.88%, 5/1/2025 (a)	230,000	225,426
		3,581,206
Interactive Media & Services — 0.1%
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	232,000	229,127
Internet & Direct Marketing Retail — 0.5%
ANGI Group LLC 3.88%, 8/15/2028 (a)	245,000	184,056
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	233,000	220,821
3.50%, 3/1/2029 (a)	176,000	148,734
Match Group Holdings II LLC 4.63%, 6/1/2028 (a)	667,000	596,564
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	314,000	226,080
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	228,000	140,333
QVC, Inc. 4.75%, 2/15/2027	908,000	681,604
		2,198,192
IT Services — 1.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	225,000	183,829
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	374,000	307,671
6.13%, 12/1/2028 (a)	232,000	186,433
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	318,000	286,000
Block, Inc.
2.75%, 6/1/2026	536,000	479,023
3.50%, 6/1/2031	525,000	426,043
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	557,000	501,991
Cablevision Lightpath LLC 3.88%, 9/15/2027 (a)	250,000	215,545
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	284,000	256,850
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	245,000	200,900
Gartner, Inc. 4.50%, 7/1/2028 (a)	697,000	656,170

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
Northwest Fiber LLC
4.75%, 4/30/2027 (a)	129,000	114,172
10.75%, 6/1/2028 (a)	136,000	127,840
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	302,000	281,835
8.25%, 2/1/2028 (a)	308,000	275,650
		4,499,952
Leisure Products — 0.2%
Mattel, Inc.
5.88%, 12/15/2027 (a)	324,000	316,820
3.75%, 4/1/2029 (a)	190,000	166,377
5.45%, 11/1/2041	219,000	172,463
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	188,000	142,880
		798,540
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	516,000	448,982
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	296,000	234,024
		683,006
Machinery — 0.5%
EnPro Industries, Inc. 5.75%, 10/15/2026	190,000	184,536
Hillenbrand, Inc. 3.75%, 3/1/2031	512,000	416,000
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	245,000	210,741
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	190,000	166,392
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	190,000	191,598
Terex Corp. 5.00%, 5/15/2029 (a)	232,000	209,772
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	800,000	726,016
Wabash National Corp. 4.50%, 10/15/2028 (a)	182,000	153,895
		2,258,950
Media — 7.0%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	850,000	693,498
5.75%, 8/15/2029 (a)	250,000	204,440
AMC Networks, Inc.
5.00%, 4/1/2024	159,000	151,730
4.75%, 8/1/2025	323,000	287,851
4.25%, 2/15/2029	133,000	99,134
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	269,000	68,514
Block Communications, Inc. 4.88%, 3/1/2028 (a)	133,000	115,852
Cable One, Inc. 4.00%, 11/15/2030 (a)	254,000	204,650
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	599,000	516,248
7.50%, 6/1/2029 (a)	934,000	693,495
CSC Holdings LLC
7.50%, 4/1/2028 (a)	1,100,000	856,801
6.50%, 2/1/2029 (a)	2,200,000	2,004,904
5.75%, 1/15/2030 (a)	1,350,000	919,350

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,402,000	1,286,447
DISH DBS Corp.
5.88%, 11/15/2024	2,030,000	1,929,028
7.75%, 7/1/2026	538,000	450,629
5.25%, 12/1/2026 (a)	758,000	650,743
5.75%, 12/1/2028 (a)	684,000	554,758
DISH Network Corp. 11.75%, 11/15/2027 (a)	628,000	645,477
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	190,000	151,052
GCI LLC 4.75%, 10/15/2028 (a)	186,000	159,352
Gray Television, Inc.
7.00%, 5/15/2027 (a)	681,000	625,785
4.75%, 10/15/2030 (a)	930,000	688,098
iHeartCommunications, Inc.
6.38%, 5/1/2026	918,417	868,646
8.38%, 5/1/2027	573,864	510,739
Lamar Media Corp.
3.75%, 2/15/2028	416,000	375,960
4.00%, 2/15/2030	231,000	201,707
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	638,000	603,503
Liberty Interactive LLC 8.25%, 2/1/2030	307,000	153,500
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	285,000	253,294
8.00%, 8/1/2029 (a)	232,000	196,857
National CineMedia LLC 5.88%, 4/15/2028 (a)	164,000	57,364
News Corp. 3.88%, 5/15/2029 (a)	658,000	584,797
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	870,000	820,340
4.75%, 11/1/2028 (a)	359,000	319,481
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	490,000	446,512
4.25%, 1/15/2029 (a)	152,000	126,920
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (c)	416,000	344,044
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	314,000	256,758
6.50%, 9/15/2028 (a)	211,000	113,877
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	173,000	145,419
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	422,000	375,580
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	320,000	244,800
4.13%, 12/1/2030 (a)	232,000	177,899
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	875,000	816,585
5.50%, 7/1/2029 (a)	1,722,000	1,603,354
4.13%, 7/1/2030 (a)	664,000	560,296
Stagwell Global LLC 5.63%, 8/15/2029 (a)	421,000	361,008
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	350,000	281,750
TEGNA, Inc. 5.00%, 9/15/2029	1,010,000	944,387

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	726,000	700,590
6.63%, 6/1/2027 (a)	412,000	401,507
4.50%, 5/1/2029 (a)	756,000	643,545
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	500,000	427,558
Urban One, Inc. 7.38%, 2/1/2028 (a)	230,000	194,350
Virgin Media Vendor Financing Notes IV DAC (United Kingdom) 5.00%, 7/15/2028 (a)	550,000	471,493
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	1,000,000	811,270
		29,353,526
Metals & Mining — 2.0%
Arconic Corp.
6.00%, 5/15/2025 (a)	165,000	162,514
6.13%, 2/15/2028 (a)	619,000	581,210
ATI, Inc. 5.88%, 12/1/2027	790,000	736,304
Big River Steel LLC 6.63%, 1/31/2029 (a)	1,182,000	1,135,562
Carpenter Technology Corp. 6.38%, 7/15/2028	494,000	466,149
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	390,000	369,174
4.63%, 3/1/2029 (a)	92,000	80,500
4.88%, 3/1/2031 (a)	323,000	280,202
Commercial Metals Co. 4.13%, 1/15/2030	286,000	246,116
Constellium SE 5.63%, 6/15/2028 (a)	350,000	320,058
FMG Resources August 2006 Pty. Ltd. (Australia)
5.13%, 5/15/2024 (a)	223,000	221,188
4.50%, 9/15/2027 (a)	1,049,000	959,835
5.88%, 4/15/2030 (a)	158,000	147,975
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	508,000	446,740
4.50%, 6/1/2031 (a)	224,000	189,139
Novelis Corp.
3.25%, 11/15/2026 (a)	184,000	164,416
4.75%, 1/30/2030 (a)	1,968,000	1,749,745
United States Steel Corp. 6.88%, 3/1/2029	117,000	114,122
		8,370,949
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc. 3.63%, 7/15/2026 (a)	692,000	617,360
Multiline Retail — 0.5%
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	673,000	625,991
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	622,000	598,961
Nordstrom, Inc.
4.38%, 4/1/2030	619,000	497,023
5.00%, 1/15/2044	323,000	213,180
		1,935,155
Oil, Gas & Consumable Fuels — 11.0%
Aethon United BR LP 8.25%, 2/15/2026 (a)	246,000	244,751

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	781,000	745,783
5.75%, 1/15/2028 (a)	877,000	828,765
Antero Resources Corp. 8.38%, 7/15/2026 (a)	485,000	510,200
Apache Corp.
4.25%, 1/15/2030	817,000	734,205
5.10%, 9/1/2040	633,000	520,643
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	500,000	490,125
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	170,000	175,265
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	464,000	468,215
Buckeye Partners LP
3.95%, 12/1/2026	628,000	554,210
4.50%, 3/1/2028 (a)	973,000	863,537
California Resources Corp. 7.13%, 2/1/2026 (a)	323,000	314,118
Callon Petroleum Co.
6.38%, 7/1/2026	268,000	257,280
8.00%, 8/1/2028 (a)	268,000	264,776
Cheniere Energy Partners LP 4.50%, 10/1/2029	732,000	671,976
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	772,000	744,935
6.75%, 4/15/2029 (a)	515,000	510,494
Chord Energy Corp. 6.38%, 6/1/2026 (a)	184,000	179,860
CNX Resources Corp.
7.25%, 3/14/2027 (a)	30,000	29,888
7.38%, 1/15/2031 (a)	387,000	387,209
Colgate Energy Partners III LLC 7.75%, 2/15/2026 (a)	276,000	273,605
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,135,000	1,108,498
CQP Holdco LP 5.50%, 6/15/2031 (a)	500,000	458,790
Crestwood Midstream Partners LP
5.63%, 5/1/2027 (a)	505,000	475,189
8.00%, 4/1/2029 (a)	324,000	326,430
CrownRock LP
5.63%, 10/15/2025 (a)	161,000	157,176
5.00%, 5/1/2029 (a)	323,000	297,370
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,125,000	991,237
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	420,000	401,910
Endeavor Energy Resources LP 5.75%, 1/30/2028 (a)	326,000	320,849
EnLink Midstream LLC 5.38%, 6/1/2029	664,000	632,460
EnLink Midstream Partners LP
4.15%, 6/1/2025	166,000	158,389
4.85%, 7/15/2026	416,000	397,280
5.45%, 6/1/2047	407,000	329,670
EQM Midstream Partners LP
4.00%, 8/1/2024	461,000	440,255
6.00%, 7/1/2025 (a)	164,000	160,720
5.50%, 7/15/2028	2,610,000	2,418,374
4.50%, 1/15/2029 (a)	422,000	370,896
6.50%, 7/15/2048	496,000	384,231

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Genesis Energy LP
6.50%, 10/1/2025	531,000	511,167
8.00%, 1/15/2027	968,000	923,870
Gulfport Energy Corp. 8.00%, 5/17/2026	295,999	295,043
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	24,575
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	173,000	170,057
5.13%, 6/15/2028 (a)	1,100,000	1,035,606
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	696,000	662,809
6.00%, 2/1/2031 (a)	755,000	693,717
Holly Energy Partners LP
6.38%, 4/15/2027 (a)	190,000	185,893
5.00%, 2/1/2028 (a)	265,000	241,458
ITT Holdings LLC 6.50%, 8/1/2029 (a)	359,000	307,251
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	556,000	522,479
Laredo Petroleum, Inc. 10.13%, 1/15/2028	416,000	420,930
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	324,000	307,476
Murphy Oil Corp.
5.75%, 8/15/2025	184,000	183,182
5.88%, 12/1/2027	198,000	191,168
6.13%, 12/1/2042 (d)	236,000	183,368
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	876,000	855,615
NuStar Logistics LP
6.00%, 6/1/2026	287,000	278,137
5.63%, 4/28/2027	893,000	839,743
Occidental Petroleum Corp.
5.88%, 9/1/2025	1,184,000	1,194,804
8.88%, 7/15/2030	717,000	821,861
6.45%, 9/15/2036	3,486,000	3,494,715
PDC Energy, Inc.
6.13%, 9/15/2024	136,000	134,640
5.75%, 5/15/2026	190,000	181,482
Permian Resources Operating LLC 6.88%, 4/1/2027 (a)	215,000	208,013
Range Resources Corp. 8.25%, 1/15/2029	613,000	639,525
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	231,000	211,943
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	409,000	367,778
4.80%, 5/15/2030 (a)	582,000	495,009
6.88%, 4/15/2040 (a)	162,000	134,460
SM Energy Co.
5.63%, 6/1/2025	416,000	404,700
6.75%, 9/15/2026	441,000	432,180
Southwestern Energy Co.
7.75%, 10/1/2027	150,000	154,320
8.38%, 9/15/2028	330,000	342,683
5.38%, 3/15/2030	1,704,000	1,602,101
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	391,000	375,273

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Sunoco LP
6.00%, 4/15/2027	663,000	653,642
4.50%, 4/30/2030	726,000	629,885
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)	2,021,000	1,834,057
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	378,000	350,595
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,156,000	998,495
Viper Energy Partners LP 5.38%, 11/1/2027 (a)	190,000	180,083
Western Midstream Operating LP
4.75%, 8/15/2028	1,294,000	1,196,950
5.45%, 4/1/2044	692,000	568,575
		46,040,877
Paper & Forest Products — 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (a)	190,000	123,975
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	190,000	158,182
		282,157
Personal Products — 0.4%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	370,000	357,453
Coty, Inc.
5.00%, 4/15/2026 (a)	423,000	405,547
6.50%, 4/15/2026 (a)	136,000	129,880
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	424,000	399,526
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (a)	313,000	284,987
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	293,000	276,153
		1,853,546
Pharmaceuticals — 1.8%
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,241,000	1,048,508
5.75%, 8/15/2027 (a)	1,241,000	806,454
5.00%, 1/30/2028 (a)	2,982,000	1,220,442
5.25%, 1/30/2030 (a)	2,514,000	1,046,912
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	340,000	323,935
3.13%, 2/15/2029 (a)	222,000	181,485
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (d)	232,000	214,259
Jazz Securities DAC 4.38%, 1/15/2029 (a)	450,000	408,384
Mallinckrodt International Finance SA 11.50%, 12/15/2028 (a)	445,000	383,363
Organon & Co.
4.13%, 4/30/2028 (a)	825,000	742,484
5.13%, 4/30/2031 (a)	625,000	554,631
Perrigo Finance Unlimited Co. 4.40%, 6/15/2030 (d)	750,000	641,048
		7,571,905
Professional Services — 0.2%
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	279,000	257,925
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	214,000	184,115
Science Applications International Corp. 4.88%, 4/1/2028 (a)	226,000	208,202
		650,242

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Real Estate Management & Development — 0.3%
Forestar Group, Inc. 5.00%, 3/1/2028 (a)	202,000	172,205
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	603,000	489,485
Realogy Group LLC 5.75%, 1/15/2029 (a)	586,000	448,243
		1,109,933
Road & Rail — 1.1%
AerCap Global Aviation Trust (Ireland) (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045 (a) (c)	300,000	277,113
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	678,000	627,088
5.38%, 3/1/2029 (a)	245,000	215,710
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	511,000	424,130
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	323,000	280,193
5.00%, 12/1/2029 (a)	422,000	334,891
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	509,000	447,772
Uber Technologies, Inc.
8.00%, 11/1/2026 (a)	836,000	845,517
4.50%, 8/15/2029 (a)	836,000	727,759
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	323,000	293,672
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	312,000	316,680
		4,790,525
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	284,000	282,575
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	200,000	183,789
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	600,000	560,429
Entegris, Inc. 4.38%, 4/15/2028 (a)	344,000	303,989
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	345,000	305,908
Synaptics, Inc. 4.00%, 6/15/2029 (a)	190,000	158,310
		1,795,000
Software — 1.7%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	214,000	204,370
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	722,000	540,707
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	584,000	524,888
4.88%, 7/1/2029 (a)	654,000	559,987
Elastic NV 4.13%, 7/15/2029 (a)	204,000	165,838
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	417,000	413,312
4.00%, 6/15/2028 (a)	233,000	213,195
Gen Digital, Inc.
5.00%, 4/15/2025 (a)	314,000	304,580
6.75%, 9/30/2027 (a)	536,000	538,310
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	245,000	143,325
NCR Corp.
5.75%, 9/1/2027 (a)	330,000	320,925
6.13%, 9/1/2029 (a)	1,244,000	1,206,680
Open Text Corp. (Canada) 3.88%, 2/15/2028 (a)	223,000	188,089

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Open Text Holdings, Inc. (Canada) 4.13%, 2/15/2030 (a)	843,000	682,653
PTC, Inc. 4.00%, 2/15/2028 (a)	323,000	294,754
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	668,000	638,452
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	194,000	163,866
		7,103,931
Specialty Retail — 2.3%
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	133,000	132,335
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	423,000	382,692
4.63%, 11/15/2029 (a)	528,000	460,680
Bath & Body Works, Inc.
7.50%, 6/15/2029	830,000	832,768
6.88%, 11/1/2035	1,074,000	971,970
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	729,000	560,051
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	232,000	196,794
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	133,000	112,545
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	329,000	275,077
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	220,000	203,500
3.88%, 6/1/2029 (a)	504,000	422,856
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (a)	303,000	279,636
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	307,000	224,857
7.88%, 5/1/2029 (a)	285,000	168,506
Murphy Oil USA, Inc. 5.63%, 5/1/2027	416,000	400,629
Park River Holdings, Inc. 5.63%, 2/1/2029 (a)	232,000	158,340
Penske Automotive Group, Inc. 3.75%, 6/15/2029	321,000	270,112
PetSmart, Inc.
4.75%, 2/15/2028 (a)	450,000	411,133
7.75%, 2/15/2029 (a)	650,000	601,250
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	352,000	290,400
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	324,000	289,559
6.13%, 7/1/2029 (a)	501,000	415,539
Staples, Inc.
7.50%, 4/15/2026 (a)	1,060,000	945,663
10.75%, 4/15/2027 (a)	495,000	361,899
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	295,000	254,278
		9,623,069
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
4.88%, 6/1/2027	1,145,000	1,071,805
4.13%, 1/15/2031	966,000	755,228
Xerox Corp. 6.75%, 12/15/2039	304,000	233,950

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Xerox Holdings Corp.
5.00%, 8/15/2025 (a)	279,000	259,439
5.50%, 8/15/2028 (a)	162,000	130,378
		2,450,800
Textiles, Apparel & Luxury Goods — 0.3%
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	111,000	107,531
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	315,000	305,550
4.88%, 5/15/2026 (a)	285,000	259,350
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	133,000	108,302
Under Armour, Inc. 3.25%, 6/15/2026	190,000	167,200
William Carter Co. (The) 5.63%, 3/15/2027 (a)	220,000	210,979
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	190,000	140,600
		1,299,512
Thrifts & Mortgage Finance — 1.7%
Ladder Capital Finance Holdings LLLP 4.25%, 2/1/2027 (a)	1,526,000	1,331,435
MGIC Investment Corp. 5.25%, 8/15/2028	324,000	294,809
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,185,000	1,832,290
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	164,000	164,881
PennyMac Financial Services, Inc. 5.75%, 9/15/2031 (a)	637,000	509,421
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,989,000	1,696,139
3.88%, 3/1/2031 (a)	1,139,000	881,068
4.00%, 10/15/2033 (a)	600,000	441,000
		7,151,043
Tobacco — 0.1%
Vector Group Ltd. 5.75%, 2/1/2029 (a)	410,000	356,114
Trading Companies & Distributors — 1.6%
Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (a)	292,000	269,362
Boise Cascade Co. 4.88%, 7/1/2030 (a)	164,000	140,739
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025 (a)	255,000	244,915
5.50%, 5/1/2028 (a)	465,000	404,564
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	659,000	569,897
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	593,000	560,521
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,192,000	1,063,860
United Rentals North America, Inc.
4.88%, 1/15/2028	1,160,000	1,112,510
5.25%, 1/15/2030	1,286,000	1,212,055
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	405,000	410,062
7.25%, 6/15/2028 (a)	850,000	861,092
		6,849,577
Wireless Telecommunication Services — 0.8%
Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	700,000	661,500

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	159,000	151,777
6.63%, 8/1/2026	424,000	394,178
Sprint LLC
7.13%, 6/15/2024	685,000	699,510
7.63%, 3/1/2026	208,000	218,760
United States Cellular Corp. 6.70%, 12/15/2033	131,000	114,595
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	876,000	872,680
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.12%, 6/4/2081 (c)	249,000	177,622
		3,290,622
Total Corporate Bonds (Cost $448,249,053)		400,535,591
	SHARES
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (e) (f) (Cost $10,153,299)	10,153,299	10,153,299
Total Investments — 98.4% (Cost $458,402,352)		410,688,890
Other Assets Less Liabilities — 1.6%		6,511,520
NET ASSETS — 100.0%		417,200,410

Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
SCA	Limited partnership with share capital
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2022.

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$400,535,591	$—	$400,535,591
Short-Term Investments
Investment Companies	10,153,299	—	—	10,153,299
Total Investments in Securities	$10,153,299	$400,535,591	$—	$410,688,890

JPMorgan High Yield Research Enhanced ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	$20,697,667	$237,299,075	$247,843,443	$—	$—	$10,153,299	10,153,299	$105,885	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.